Inventories	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories, net of obsolete, unmarketable and slow moving reserves are as follows:

	June 30, 2019	December 31, 2018
	(In thousands)
Raw materials, consumables and supplies, net	$81,027	$73,460
Work in process	162	1,246
Finished goods, net	93,249	108,923
Total	$174,438	$183,629
Orion periodically reviews inventories for both obsolescence and loss in value. In this review, Orion makes assumptions about the future demand for and the future market value of the inventory and, based on these assumptions, estimates the amount of obsolete, unmarketable or slow-moving inventory. The inventory reserve for obsolete, unmarketable and slow moving assets as of June 30, 2019 and December 31, 2018 amounted to $2,268k and $1,639k, respectively.
For the three months ended June 30, 2019 and 2018, $361k and $404k, respectively, were recognized as an expense for damaged and lost inventories. For the six months ended June 30, 2019 and 2018, $500k and $1,275k, respectively, were recognized as an expense for damaged and lost inventories.